LOANS (Tables)	12 Months Ended
Jun. 30, 2013
Receivables [Abstract]
Schedule Of Classification Of Loans Receivable [Table Text Block]
The composition of the loan portfolio at June 30 was as follows:

(in thousands)	2013	2012

Residential real estate
One- to four-family	$209,092	$149,086
Multi-family	14,506	15,495
Construction	1,753	964
Land	2,821	1,259
Farm	1,843	—
Nonresidential real estate	22,092	9,839
Commercial and industrial	3,189	—
Consumer and other
Loans on deposits	2,710	2,281
Home equity	5,757	4,865
Automobile	72	—
Unsecured	708	—
	264,543	183,789

Undisbursed portion of loans in process	(833)	(544)
Deferred loan origination fees (cost)	91	103
Allowance for loan losses	(1,310)	(875)
	$262,491	$182,473

Schedule Of Impaired Loans Receivable Additional Information [Table Text Block]
The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio class and based on impairment method as of June 30, 2013 and 2012. There were $4.2 million in loans acquired with deteriorated credit quality at June 30, 2013, while there were no such loans at June 30, 2012.

June 30, 2013:
(in thousands)	Loans individually evaluated	Loans acquired with deteriorated credit quality	Ending loans balance	Ending allowance attributed to loans	Unallocated allowance	Total allowance
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$4,715	$2,989	$7,704	$14	$—	$14
Farm	—	485	485	—	—	—
Nonresidential real estate	—	546	546	—	—	—
Commercial and industrial	—	119	119	—	—	—
Consumer and other
Automobile	—	23	23	—	—	—
	4,715	4,162	8,877	14	—	14

Loans collectively evaluated for impairment:
Residential real estate:
One- to four-family			$201,388	$860	$—	$860
Multi-family			14,506	63	—	63
Construction			1,753	8	—	8
Land			2,821	12	—	12
Farm			1,358	6	—	6
Nonresidential real estate			21,546	94	—	94
Commercial and industrial			3,070	13	—	13
Consumer and other
Loans on deposits			2,710	12	—	12
Home equity			5,757	25	—	25
Automobile			49	—	—	—
Unsecured			708	3	—	3
Unallocated			—	—	200	200
			255,666	1,096	200	1,296
			$264,543	$1,110	$200	$1,310

June 30, 2012:
(in thousands)	Recorded investment in loans	Ending allowance attributed to loans	Unallocated allowance	Total allowance
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$2,757	$97	$—	$97

Loans collectively evaluated for impairment:
Residential real estate:
One- to four-family	$146,329	$468	$—	$468
Multi-family	15,495	49	—	49
Construction	964	3	—	3
Nonresidential real estate and land	11,098	35	—	35
Loans on deposits	2,281	7	—	7
Consumer and other	4,865	16	—	16
Unallocated	—	—	200	200
	181,032	578	200	778
	$183,789	$675	$200	$875

Impaired Financing Receivables [Table Text Block]
The following tables present impaired loans by class of loans as of and for the years ended June 30, 2013 and 2012:

June 30, 2013:	Unpaid
	Principal	Allowance
	Balance and	for Loan	Average	Interest	Cash Basis
	Recorded	Losses	Recorded	Income	Income
(in thousands)	Investment	Allocated	Investment	Recognized	Recognized

With no related allowance recorded:
Residential real estate:
One- to four-family	$7,491	$—	$6,108	$116	$116
Farm	485	—	291	—	—
Nonresidential real estate	546	—	328	—	—
Commercial and industrial	119	—	71	—	—
Consumer and other:
Automobile	23	—	14	—	—
	$8,664	$—	$6,812	$116	$116

With an allowance recorded:
Residential real estate:
One- to four-family	213	14	117	—	—
Total	$8,877	$14	$6,929	$116	$116

June 30, 2012:	Unpaid
	Principal	Allowance
	Balance and	for Loan	Average	Interest
	Recorded	Losses	Recorded	Income	Cash
(in thousands)	Investment	Allocated	Investment	Recognized	Received

With no related allowance recorded:
One- to four-family	$1,222	$—	$889	$45	$45

With an allowance recorded:
One- to four-family	1,535	97	1,434	27	27
Total	$2,757	$97	$2,323	$72	$72

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
The following tables present the recorded investment in nonaccrual and loans past due over 90 days still on accrual by class of loans as of June 30, 2013 and 2012:

	June 30, 2013		June 30, 2012
(in thousands)	Nonaccrual	Loans Past Due Over 90 Days Still Accruing	Nonaccrual	Loans Past Due Over 90 Days Still Accruing

One- to four-family residential real estate	$5,989	$1,972	$1,593	$201

Schedule Of Types Troubled Debt Restructuring Loan Modifications [Table Text Block]
The following table presents loans by class modified as TDRs as of June 30, 2013, and their performance, by modification type:

(Dollars in thousands)	Number of Loans	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	TDRs Performing to Modified Terms	TDRs Not Performing to Modified Terms

Residential Real Estate:
1-4 Family	33	$3,115	$3,123	$827	$2,043

Past Due Financing Receivables [Table Text Block]
The following tables present the aging of the principal balance outstanding in past due loans as of June 30, 2013 and 2012, by class of loans:

June 30, 2013:
(in thousands)	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total

Residential real estate:
One-to four-family	$5,290	$5,034	$10,324	$198,768	$209,092
Multi-family	—	—	—	14,506	14,506
Construction	42	—	42	1,711	1,753
Land	—	—	—	2,821	2,821
Farm	—	—	—	1,843	1,843
Nonresidential real estate	35	140	175	21,917	22,092
Commercial and industrial	—	—	—	3,189	3,189
Consumer and other:
Loans on deposits	—	—	—	2,710	2,710
Home equity	23	23	46	5,711	5,757
Automobile	29	—	29	43	72
Unsecured	—	48	48	660	708
Total	$5,419	$5,245	$10,664	$253,879	$264,543

June 30, 2012:
(in thousands)	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total

Residential real estate:
One-to four-family	$4,332	$1,794	$6,126	$142,960	$149,086
Multi-family	—	—	—	15,495	15,495
Construction	—	—	—	964	964
Nonresidential real estate and land	—	—	—	11,098	11,098
Loans on deposits	—	—	—	2,281	2,281
Consumer and other	—	—	—	4,865	4,865
Total	$4,332	$1,794	$6,126	$177,663	$183,789

Financing Receivable Credit Quality Indicators [Table Text Block]
As of June 30, 2013, and 2012, and based on the most recent analysis performed, the risk category of loans by class of loans was as follows:

June 30, 2013:
(in thousands)	Pass	Special Mention	Substandard	Doubtful	Not rated

Residential real estate:
One- to four-family	$—	$4,923	$9,832	$—	$194,337
Multi-family	12,956	—	1,550	—	—
Construction	1,753	—	—	—	—
Land	2,050	—	771	—	—
Farm	1,843	—	—	—	—
Nonresidential real estate	19,246	—	2,846	—	—
Commercial and industrial	3,071	—	118	—	—
Consumer and other:
Loans on deposits	2,710	—	—	—	—
Home equity	5,757	—	—	—	—
Automobile	37	—	35	—	—
Unsecured	681	27	—	—	—

June 30, 2012:
(in thousands)	Pass	Special Mention	Substandard	Doubtful	Not rated

Residential real estate:
One- to four-family	$—	$64	$3,057	$—	$145,965
Multi-family	12,692	—	2,803	—	—
Construction	964	—	—	—	—
Nonresidential real estate and land	10,831	267	—	—	—
Loans on deposits	—	—	—	—	2,281
Consumer and other	—	—	—	—	4,865

Allowance for Credit Losses on Financing Receivables [Table Text Block]
The activity in the allowance for loan losses is summarized as follows for the years ended June 30:

(in thousands)	2013	2012

Balance at beginning of year	$875	$764
Provision for losses on loans	662	139
Charge-offs	(227)	(28)
Balance at end of year	$1,310	$875

The following tables present the activity in the allowance for loan losses by portfolio segment for the years ended June 30, 2013 and 2012:

June 30, 2013:
(in thousands)	Beginning balance	Provision for loan losses	Loans charged off	Recoveries	Ending balance

Residential real estate:
One- to four-family	$565	$535	$(229)	$—	$871
Multi-family	49	14	—	—	63
Construction	3	5	—	—	8
Land	—	12	—	—	12
Farm	—	6	—	—	6
Nonresidential real estate	35	59	—	—	94
Commercial and industrial	—	13	—	—	13
Consumer and other:
Loans on deposits	7	5	—	—	12
Home equity	16	9	—	—	25
Automobile	—	—	—	—	—
Unsecured	—	4	—	2	6
Unallocated	200	—	—	—	200
Totals	$875	$662	$(229)	$2	$1,310

June 30, 2012:
(in thousands)	Beginning balance	Provision for loan losses	Loans charged off	Recoveries	Ending balance

Residential real estate:
One- to four-family	$490	$79	$(4)	$—	$565
Multi-family	11	38	—	—	49
Construction	5	(2)	—	—	3
Nonresidential real estate and land	36	(1)	—	—	35
Loans on deposits	8	(1)	—	—	7
Consumer and other	14	26	(24)	—	16
Unallocated	200	—	—	—	200
Totals	$764	$139	$(28)	$—	$875

Certain Loans Acquired In Transfer Accounted For As Debt Securities [Table Text Block]
The carrying amount of those loans, net of a credit quality component of $1.2 million, is as follows:

(in thousands)	2013

Residential real estate:
One- to four-family	$2,989
Land	485
Nonresidential real estate	546
Commercial non-mortgage loans	119
Consumer loans	23
Outstanding balance	$4,162

Certain Loans Acquired In Transfer Accounted For As Debt Securities Accretable Yield [Table Text Block]
Accretable yield, or income expected to be collected, is as follows

(in thousands)

Balance at July 1, 2012	$—
New loans purchased	1,423
Accretion of income	(129)
Reclassifications from nonaccretable difference	—
Disposals	—
Balance at June 30, 2013	$1,294